Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
9.	Long-Term Debt

The following table illustrates our debt portfolio as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
	(Dollars in Thousands)
7.50% Senior Notes, due August 2020	$225,000	$—
9.125% Senior Notes, due April 2018	428,968	429,205
Term Note, due December 2017	—	50,000

Total debt	653,968	479,205

Less current portion	—	10,000

Total long-term debt	$653,968	$469,205

7.50% Senior Notes, due August 2020

On July 30, 2013, we issued $225.0 million aggregate principal amount of 7.50% Senior Notes (7.50% Notes) pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 7.50% Notes offering were primarily used to repay the $125.0 million aggregate principal amount of the Goldman Term Loan, to repay $45.0 million of Term Loan borrowings under our Credit Agreement and for general corporate purposes.

The 7.50% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 7.50% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under our senior secured credit facility. Interest on the 7.50% Notes is payable on February 1 and August 1 of each year, beginning February 1, 2014. Debt issuance costs related to the 7.50% Notes were $5.3 million ( $5.2 million, net of amortization as of September 30, 2013) and will be amortized over the term of the notes using the effective interest rate method.

At any time prior to August 1, 2016, we may redeem up to 35 percent of the aggregate principal amount of the 7.50% Notes at a redemption price of 107.50 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after August 1, 2016, we may redeem all or a part of the 7.50% Notes upon appropriate notice, at a redemption price of 103.750 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning August 1, 2018. If we experience certain changes in control, we must offer to repurchase the 7.50% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

9.125% Senior Notes, due April 2018

On March 22, 2010, we issued $300.0 million aggregate principal amount of 9.125% Senior Notes (9.125% Notes) pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 9.125% Notes offering were primarily used to redeem the $225.0 million aggregate principal amount of our 9.625% Senior Notes due 2013 and to repay $42.0 million of borrowings under our senior secured revolving credit facility (Revolver).

On April 25, 2012, we issued an additional $125.0 million aggregate principal amount of 9.125% Notes under the same indenture at a price of 104.0% of par, resulting in gross proceeds of $130.0 million. Net proceeds from the offering were utilized to refinance $125.0 million aggregate principal amount of the 2.125% Convertible Senior Notes due July 2012 (2.125% Notes). The premium related to the $125.0 million of 9.125% Notes of approximately $5.0 million ($4.0 million, net of amortization as of September 30, 2013) is being amortized over the term of the notes using the effective interest rate method. We repurchased $122.9 million aggregate principal amount of the 2.125% Notes tendered pursuant to a tender offer on May 9, 2012 and paid off the remaining $2.1 million at their stated maturity on July 15, 2012.

The 9.125% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 9.125% Notes are jointly and severally guaranteed by substantially all of our subsidiaries that guarantee indebtedness under our senior secured credit facility. Interest on the 9.125% Notes is payable on April 1 and October 1 of each year. Debt issuance costs related to the 9.125% Notes of approximately $11.6 million ( $8.1 million, net of amortization as of September 30, 2013 ) are being amortized over the term of the notes using the effective interest rate method.

At any time after April 1, 2014, we may redeem all or a part of the 9.125% Notes upon appropriate notice, at a redemption price of 104.563 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning April 1, 2016. If we experience certain changes in control, we must offer to repurchase the 9.125% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

Goldman Term Loan

In connection with the ITS Acquisition described in Note 2 on April 18, 2013, we entered into a $125 million term loan, fully funded by Goldman Sachs Bank USA as Sole Lead Arranger and Administrative Agent (the Goldman Term Loan). The Goldman Term Loan was repaid on July 30, 2013 with net proceeds from the issuance of $225.0 million aggregate principal amount of 7.50% Senior Notes due August 1, 2020. In connection with the repayment of the Goldman Term Loan we incurred debt extinguishment costs of $5.2 million.

Amended and Restated Credit Agreement

On December 14, 2012, we entered into an Amended and Restated Credit Agreement (Credit Agreement) consisting of a senior secured $80.0 million revolving facility (Revolver) and a senior secured term loan facility (Term Loan) of $50.0 million. The Credit Agreement provides that, subject to certain conditions, including the approval of the Administrative Agent and the lenders’ acceptance (or additional lenders being joined as new lenders), the amount of the Term Loan or Revolver can be increased by an additional $50.0 million, so long as after giving effect to such increase, the aggregate commitments are not in excess of $180.0 million.

Our loans pursuant to the Credit Agreement, the 9.125% Notes, and the 7.50% Notes are guaranteed by substantially all of our direct and indirect domestic subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States, each of which have executed guaranty agreements; and are secured by first priority liens on our accounts receivable, specified barge rigs and rental equipment. The Credit Agreement contains customary affirmative and negative covenants with which we were in compliance as of September 30, 2013 and December 31, 2012. The Credit Agreement matures on December 14, 2017.

On July 19, 2013, we entered into an amendment to our Credit Agreement which, among other things, permits us or any of our subsidiaries (other than certain immaterial subsidiaries) to incur indebtedness pursuant to additional unsecured senior notes in an aggregate principal amount not to exceed $250.0 million at any one time outstanding; provided that any such notes shall (x) have a scheduled maturity occurring after the maturity date of our senior secured credit facility, (y) contain terms (including covenants and events of default) no more restrictive, taken as a whole, to us and our subsidiaries than those contained in our senior secured credit facility and (z) have no scheduled amortization, no sinking fund requirements and no maintenance financial covenants. In addition, pursuant to the amendment, and subject to the terms and conditions set forth in the Credit Agreement, to the extent we repay the principal amount of Term Loans outstanding under our senior secured credit facility, until April 30, 2014 we may reborrow, in the form of additional term loans, up to $45 million of the principal amount of such outstanding term loans we have repaid, provided that such $45 million reborrowing amount will decrease by $2.5 million at the end of each quarter beginning September 30, 2013 and ending March 31, 2014, such that the reborrowing availability on September 30, 2013 would be $42.5 million and on April 30, 2014 would be $37.5 million.

Revolver

Our Revolver is available for general corporate purposes and to support letters of credit. Interest on Revolver loans accrues at a Base Rate plus an Applicable Rate or LIBOR plus an Applicable Rate. Under the Credit Agreement, the Applicable Rate varies from a rate per annum ranging from 2.50 percent to 3.00 percent for LIBOR rate loans and 1.50 percent to 2.00 percent for base rate loans, determined by reference to the consolidated leverage ratio (as defined in the Credit Agreement). Revolving loans are available subject to a borrowing base calculation based on a percentage of eligible accounts receivable, certain specified barge drilling rigs and rental equipment of the Company and its subsidiary guarantors. There were no revolving loans outstanding at September 30, 2013 and December 31, 2012. Letters of credit outstanding against the Revolver as of September 30, 2013 and December 31, 2012 totaled $3.8 million and $4.5 million, respectively.

Term Loan

The Term Loan originated at $50.0 million on December 14, 2012 and required quarterly principal payments of $2.5 million, which began March 31, 2013. Interest on the Term Loan accrues at a Base Rate plus 2.00 percent or LIBOR plus 3.00 percent. The outstanding balance on the Term Loan at September 30, 2013 and December 31, 2012 was zero and $50.0 million, respectively.

Note 6 — Long-Term Debt

The following table illustrates the Company’s current debt portfolio as of December 31, 2012 and December 31, 2011:

	December 31,
	2012	2011
	(Dollars in Thousands)
Senior Notes — payable in April 2018; fixed interest at 9.125% payable semi-annually in April and October (Issued March 22, 2010).	$300,000	$300,000
Senior Notes — payable in April 2018; fixed interest at 9.125% payable semi-annually in April and October (Issued April 25, 2012).	129,205	—
$125.0 million aggregate principal Convertible Senior Notes — payable in July 2012; interest at 2.125% payable semi-annually in January and July, net of unamortized discount of $3,277 at December 31, 2011.	—	121,723
Term Note — amortizes $2.5 million per quarter beginning March 31, 2013 ($6.0 million per quarter prior to March 31, 2013); interest at prime, plus an applicable margin or LIBOR, plus an applicable margin. (Effective interest rate of 3.21% and 3.55% at December 31, 2012 and December 31, 2011, respectively)	50,000	61,000
Total debt	479,205	482,723

Less current portion	10,000	145,723
Total long-term debt	$469,205	$337,000

The aggregate maturities of long-term debt, including unamortized premiums of $4.2 million, as of December 31, 2012 are as follows:

•	2013 — $11.0 million

•	2014 — $10.9 million

•	2015 — $10.8 million

•	2016 — $10.7 million

•	2017 and thereafter — $435.8 million

9.125% Senior Notes, due April 2018

On March 22, 2010, we issued $300.0 million aggregate principal amount of 9.125% Senior Notes (9.125% Notes) pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 9.125% Notes offering were primarily used to redeem the $225.0 million aggregate principal amount of our 9.625% Senior Notes due 2013 and to repay $42.0 million of borrowings under our senior secured revolving credit facility.

On April 25, 2012, we issued an additional $125.0 million aggregate principal amount of 9.125% Notes under the same indenture at a price of 104.0% of par, resulting in gross proceeds of $130.0 million. Net proceeds from the offering were utilized to refinance $125.0 million aggregate principal amount of the 2.125% Convertible Senior Notes due July 2012 (2.125% Notes). We repurchased $122.9 million aggregate principal amount of the 2.125% Notes tendered pursuant to a tender offer on May 9, 2012 and paid off the remaining $2.1 million at their stated maturity on July 15, 2012.

The 9.125% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 9.125% Notes are jointly and severally guaranteed by substantially all of our direct and indirect subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States. Interest on the 9.125% Notes is payable on April 1 and October 1 of each year. Debt issuance costs related to the 9.125% Notes of approximately $11.6 million ($7.6 million, net of amortization) are being amortized over the term of the notes using the effective interest rate method.

At any time prior to April 1, 2013, we may redeem up to 35 percent of the aggregate principal amount of the 9.125% Notes at a redemption price of 109.125 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after April 1, 2014, we may redeem all or a part of the 9.125% Notes upon appropriate notice, at a redemption price of 104.563 percent of the principal amount, and beginning April 1, 2016 at redemption prices decreasing each year thereafter to par. If we experience certain changes in control, we must offer to repurchase the 9.125% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

2.125% Convertible Senior Notes, due July 2012

On July 5, 2007, we issued $125.0 million aggregate principal amount of 2.125% Notes. As noted above, on May 9, 2012, we repurchased $122.9 million aggregate principal amount of the 2.125% Notes pursuant to a tender offer. The tender offer price was $1,003.27 for each $1,000 principal amount of 2.125% Notes, plus accrued and unpaid interest. This repurchase resulted in the recording of debt extinguishment costs of $1.8 million related to the accelerated amortization of both the unamortized debt issuance costs and debt discount associated with the 2.125% Notes. The remaining $2.1 million aggregate principal amount of non-tendered 2.125% Notes was subsequently paid off at their stated maturity on July 15, 2012.

Concurrently with the issuance of the 2.125% Notes, we purchased a convertible note hedge (note hedge) and sold warrants in private transactions with counterparties that were different than the ultimate holders of the 2.125% Notes. The note hedge allowed us to receive shares of our common stock from the counterparties to the transaction equal to the amount of common stock related to the excess conversion value that we would issue and/or pay to the holders of the 2.125% Notes upon conversion. The warrants allowed us to sell 9,027,713 common shares at a strike price of $18.29 per share. The note hedge expired on July 15, 2012, the maturity date of the 2.125% Notes. The warrants expired ratably from October 15, 2012 to February 22, 2013.

Because we had the choice of settling the call options and the warrants in cash or shares of our common stock and these contracts met all of the applicable criteria for equity classification, the cost of the call options and proceeds from the sale of the warrants were classified in stockholders’ equity in the consolidated condensed balance sheets. In addition, because both of these contracts are classified in stockholders’ equity and were indexed solely to our common stock, they were not accounted for as derivatives.

Debt issuance costs related to the 2.125% Notes of approximately $3.6 million were amortized over the five year term of the 2.125% Notes using the effective interest method.

Amended and Restated Credit Agreement

On December 14, 2012, we entered into an Amended and Restated Credit Agreement (Credit Agreement) consisting of a senior secured $80.0 million Revolver and senior secured term loan facility (Term Loan) of $50.0 million. The Credit Agreement amended and restated our existing credit agreement dated May 15, 2008 (Existing Credit Agreement). We entered into the Credit Agreement to extend its maturity from May 14, 2013 to December 14, 2017 and to decrease the range of Applicable Rates under our Revolver. The Credit Agreement provides that, subject to certain conditions, including the approval of the Administrative Agent and the lenders’ acceptance (or additional lenders being joined as new lenders), the amount of the Term Loan or Revolver can be increased by an additional $50.0 million, so long as after giving effect to such increase, the Aggregate Commitments shall not be in excess of $180.0 million.

Our obligations under the Credit Agreement are guaranteed by substantially all of our domestic subsidiaries, each of which has executed guaranty agreements; and are secured by first priority liens on our accounts receivable, specified barge rigs and rental equipment. The Credit Agreement contains customary affirmative and negative covenants with which we were in compliance as of December 31, 2012 and December 31, 2011. The Credit Agreement terminates on December 14, 2017.

Revolver

Our Revolver is available for general corporate purposes and to support letters of credit. Interest on Revolver loans accrues at a Base Rate plus an Applicable Rate or LIBOR plus an Applicable Rate. Under the Credit Agreement, the Applicable Rate varies from a rate per annum ranging from 2.50 percent to 3.00 percent for LIBOR rate loans and 1.50 percent to 2.00 percent for base rate loans, determined by reference to the consolidated leverage ratio (as defined in the Credit Agreement). Under the Existing Credit Agreement, the Applicable Rate varied from a rate per annum ranging from 2.75 percent to 3.25 percent for LIBOR rate loans and 1.75 percent to 2.25 percent for base rate loans. Revolving loans are available subject to a borrowing base calculation based on a percentage of eligible accounts receivable, certain specified barge drilling rigs and rental equipment of the Company and its subsidiary guarantors. There were no revolving loans outstanding at December 31, 2012 and December 31, 2011. Letters of credit outstanding as of December 31, 2012 and December 31, 2011 totaled $4.5 million and $2.7 million, respectively.

Term Loan

The Term Loan originated at $50.0 million on December 14, 2012 and requires quarterly principal payments of $2.5 million beginning March 31, 2013. Interest on the Term Loan accrues at a Base Rate plus 2.00 percent or LIBOR plus 3.00 percent. The Existing Credit Agreement required quarterly principal payments of $6.0 million, and interest accrued at a Base Rate plus 2.25 percent or LIBOR plus 3.25 percent. The outstanding balance on the Term Loans at December 31, 2012 was $50.0 million under the Credit Agreement. The outstanding balance under the then existing Credit Agreement as of December 31, 2011 was $61.0 million.